Revenue from Contracts with Customers	12 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers	Revenue from Contracts with Customers
We disaggregate revenue by market and geography. We believe that disaggregating revenue by market and geography provides the most relevant information regarding the nature, amount, timing, and uncertainty of revenues and cash flows. We do not present other levels of disaggregation, such as by type of products, customer, contracts, duration of contracts, timing of transfer of control and sales channels, as this information is not used by our CODM to manage the business.
Effective July 1, 2025, the Company aligned its reporting of revenues into two markets: (i) Datacenter & Communications, and (ii) Industrial. All prior period market and segment disclosure information has been reclassified to conform to the current reporting structure.
The following table summarizes disaggregated revenue by market ($000):

	Year Ended June 30,
Markets	2025	2024	2023
Datacenter & Communications	$3,755,164	$2,631,369	$2,966,426
Industrial	2,054,951	2,076,319	2,193,674
Total Revenues	$5,810,115	$4,707,688	$5,160,100
Contract Liabilities
Payments received from customers are based on invoices or billing schedules as established in contracts with customers. Contract liabilities generally relate to payments received in advance of performance under a contract. Contract liabilities are recognized as revenue when performance obligations have been satisfied. During the year ended June 30, 2025, we recognized revenue of $55 million related to customer payments that were included in the Consolidated Balance Sheet as of June 30, 2024. As of June 30, 2025 and June 30, 2024, we had $72 million and $76 million, respectively, of contract liabilities recorded in the Consolidated Balance Sheets. As of June 30, 2025, $63 million of contract liabilities is included in other accrued liabilities, and $9 million is included within other liabilities on the Consolidated Balance Sheet. As of June 30, 2024, $62 million of contract liabilities is included other accrued liabilities, and $13 million is included within other liabilities on the Consolidated Balance Sheet.